Related Parties - Directors and Key Management Personnel (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Bonus Share Plan (BSP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	4,557,919	4,479,679	4,198,285
Granted (in shares)	0	2,492,584	1,926,549
Vested, deemed settled (in shares)	2,307,439	2,055,001	1,426,554
Forfeited/ Lapsed (in shares)	109,065	359,343	218,601
Awards outstanding at end of year (in shares)	2,141,415	4,557,919	4,479,679
Fair value of granted awards		R 119.14	R 152.87
Duration of business day volume to calculate weighted average per share price	5 days
Bonus Share Plan (BSP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	3,002,453
Granted (in shares)	0
Vested, deemed settled (in shares)	1,960,699
Forfeited/ Lapsed (in shares)	95,980
Awards outstanding at end of year (in shares)	945,774	3,002,453
Fair value of granted awards	R 0
Fair value of vested/matched awards	395,976,000
Fair value of unvested awards	R 299,338,000
Bonus Share Plan (BSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	77,073
Granted (in shares)	0
Vested, deemed settled (in shares)	49,256
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	27,817	77,073
Fair value of granted awards	R 0
Fair value of vested/matched awards	10,034,000
Fair value of unvested awards	R 8,804,000
Bonus Share Plan (BSP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Bonus Share Plan (BSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	77,073
Granted (in shares)	0
Vested, deemed settled (in shares)	49,256
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	27,817	77,073
Fair value of granted awards	R 0
Fair value of vested/matched awards	10,034,000
Fair value of unvested awards	R 8,804,000
Bonus Share Plan (BSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	442,480
Granted (in shares)	0
Vested, deemed settled (in shares)	316,081
Forfeited/ Lapsed (in shares)	25,394
Awards outstanding at end of year (in shares)	101,005	442,480
Fair value of granted awards	R 0
Fair value of vested/matched awards	64,236,000
Fair value of unvested awards	R 31,969,000
Bonus Share Plan (BSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	22,549
Granted (in shares)	0
Vested, deemed settled (in shares)	14,243
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	8,306	22,549
Fair value of granted awards	R 0
Fair value of vested/matched awards	2,903,000
Fair value of unvested awards	R 2,629,000
Bonus Share Plan (BSP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	67,173
Granted (in shares)	0
Vested, deemed settled (in shares)	58,055
Forfeited/ Lapsed (in shares)	9,118
Awards outstanding at end of year (in shares)	0	67,173
Fair value of granted awards	R 0
Fair value of vested/matched awards	11,664,000
Fair value of unvested awards	R 0
Bonus Share Plan (BSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Bonus Share Plan (BSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	62,783
Granted (in shares)	0
Vested, deemed settled (in shares)	39,786
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	22,997	62,783
Fair value of granted awards	R 0
Fair value of vested/matched awards	8,109,000
Fair value of unvested awards	R 7,279,000
Bonus Share Plan (BSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	53,626
Granted (in shares)	0
Vested, deemed settled (in shares)	31,338
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	22,288	53,626
Fair value of granted awards	R 0
Fair value of vested/matched awards	6,419,000
Fair value of unvested awards	R 7,054,000
Bonus Share Plan (BSP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	52,531
Granted (in shares)	0
Vested, deemed settled (in shares)	44,415
Forfeited/ Lapsed (in shares)	8,116
Awards outstanding at end of year (in shares)	0	52,531
Fair value of granted awards	R 0
Fair value of vested/matched awards	9,070,000
Fair value of unvested awards	R 0
Bonus Share Plan (BSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	28,221
Granted (in shares)	0
Vested, deemed settled (in shares)	17,584
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	10,637	28,221
Fair value of granted awards	R 0
Fair value of vested/matched awards	3,587,000
Fair value of unvested awards	R 3,367,000
Bonus Share Plan (BSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	52,842
Granted (in shares)	0
Vested, deemed settled (in shares)	33,770
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	19,072	52,842
Fair value of granted awards	R 0
Fair value of vested/matched awards	6,879,000
Fair value of unvested awards	R 6,036,000
Bonus Share Plan (BSP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	55,534
Granted (in shares)	0
Vested, deemed settled (in shares)	47,374
Forfeited/ Lapsed (in shares)	8,160
Awards outstanding at end of year (in shares)	0	55,534
Fair value of granted awards	R 0
Fair value of vested/matched awards	9,584,000
Fair value of unvested awards	R 0
Bonus Share Plan (BSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	47,221
Granted (in shares)	0
Vested, deemed settled (in shares)	29,516
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	17,705	47,221
Fair value of granted awards	R 0
Fair value of vested/matched awards	6,021,000
Fair value of unvested awards	R 5,604,000
Bonus Share Plan (BSP) | Other Management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	2,482,900
Granted (in shares)	0
Vested, deemed settled (in shares)	1,595,362
Forfeited/ Lapsed (in shares)	70,586
Awards outstanding at end of year (in shares)	816,952	2,482,900
Fair value of granted awards	R 0
Fair value of vested/matched awards	321,706,000
Fair value of unvested awards	R 258,565,000
Long Term Incentive Plan (LTIP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	447,842	2,466,357	4,363,330
Vested, deemed settled (in shares)	218,203	832,185	384,116
Forfeited/ Lapsed (in shares)	0	1,186,330	1,512,857
Awards outstanding at end of year (in shares)	229,639	447,842	2,466,357
Fair value of granted awards				R 129.94
Duration of business day volume to calculate weighted average per share price	5 days
Long Term Incentive Plan (LTIP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	3,815,761
Granted (in shares)	0
Vested, deemed settled (in shares)	1,029,438
Forfeited/ Lapsed (in shares)	1,305,761
Awards outstanding at end of year (in shares)	1,480,562	3,815,761
Fair value of granted awards	R 0
Fair value of vested/matched awards	205,169,000
Fair value of unvested awards	R 468,597,000
Long Term Incentive Plan (LTIP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	230,595
Granted (in shares)	0
Vested, deemed settled (in shares)	56,760
Forfeited/ Lapsed (in shares)	63,240
Awards outstanding at end of year (in shares)	110,595	230,595
Fair value of granted awards	R 0
Fair value of vested/matched awards	11,315,000
Fair value of unvested awards	R 35,003,000
Long Term Incentive Plan (LTIP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Long Term Incentive Plan (LTIP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	230,595
Granted (in shares)	0
Vested, deemed settled (in shares)	56,760
Forfeited/ Lapsed (in shares)	63,240
Awards outstanding at end of year (in shares)	110,595	230,595
Fair value of granted awards	R 0
Fair value of vested/matched awards	11,315,000
Fair value of unvested awards	R 35,003,000
Long Term Incentive Plan (LTIP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	1,485,903
Granted (in shares)	0
Vested, deemed settled (in shares)	461,756
Forfeited/ Lapsed (in shares)	606,617
Awards outstanding at end of year (in shares)	417,530	1,485,903
Fair value of granted awards	R 0
Fair value of vested/matched awards	92,002,000
Fair value of unvested awards	R 132,148,000
Long Term Incentive Plan (LTIP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	39,793
Granted (in shares)	0
Vested, deemed settled (in shares)	9,460
Forfeited/ Lapsed (in shares)	10,540
Awards outstanding at end of year (in shares)	19,793	39,793
Fair value of granted awards	R 0
Fair value of vested/matched awards	1,886,000
Fair value of unvested awards	R 6,264,000
Long Term Incentive Plan (LTIP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	230,595
Granted (in shares)	0
Vested, deemed settled (in shares)	93,205
Forfeited/ Lapsed (in shares)	137,390
Awards outstanding at end of year (in shares)	0	230,595
Fair value of granted awards	R 0
Fair value of vested/matched awards	18,349,000
Fair value of unvested awards	R 0
Long Term Incentive Plan (LTIP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Long Term Incentive Plan (LTIP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	230,595
Granted (in shares)	0
Vested, deemed settled (in shares)	56,760
Forfeited/ Lapsed (in shares)	63,240
Awards outstanding at end of year (in shares)	110,595	230,595
Fair value of granted awards	R 0
Fair value of vested/matched awards	11,315,000
Fair value of unvested awards	R 35,003,000
Long Term Incentive Plan (LTIP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	117,535
Granted (in shares)	0
Vested, deemed settled (in shares)	9,460
Forfeited/ Lapsed (in shares)	10,540
Awards outstanding at end of year (in shares)	97,535	117,535
Fair value of granted awards	R 0
Fair value of vested/matched awards	1,886,000
Fair value of unvested awards	R 30,870,000
Long Term Incentive Plan (LTIP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	208,850
Granted (in shares)	0
Vested, deemed settled (in shares)	85,036
Forfeited/ Lapsed (in shares)	123,814
Awards outstanding at end of year (in shares)	0	208,850
Fair value of granted awards	R 0
Fair value of vested/matched awards	17,178,000
Fair value of unvested awards	R 0
Long Term Incentive Plan (LTIP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	40,173
Granted (in shares)	0
Vested, deemed settled (in shares)	7,095
Forfeited/ Lapsed (in shares)	7,905
Awards outstanding at end of year (in shares)	25,173	40,173
Fair value of granted awards	R 0
Fair value of vested/matched awards	1,414,000
Fair value of unvested awards	R 7,967,000
Long Term Incentive Plan (LTIP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	208,463
Granted (in shares)	0
Vested, deemed settled (in shares)	56,760
Forfeited/ Lapsed (in shares)	63,240
Awards outstanding at end of year (in shares)	88,463	208,463
Fair value of granted awards	R 0
Fair value of vested/matched awards	11,315,000
Fair value of unvested awards	R 27,999,000
Long Term Incentive Plan (LTIP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	213,928
Granted (in shares)	0
Vested, deemed settled (in shares)	87,220
Forfeited/ Lapsed (in shares)	126,708
Awards outstanding at end of year (in shares)	0	213,928
Fair value of granted awards	R 0
Fair value of vested/matched awards	17,344,000
Fair value of unvested awards	R 0
Long Term Incentive Plan (LTIP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	195,971
Granted (in shares)	0
Vested, deemed settled (in shares)	56,760
Forfeited/ Lapsed (in shares)	63,240
Awards outstanding at end of year (in shares)	75,971	195,971
Fair value of granted awards	R 0
Fair value of vested/matched awards	11,315,000
Fair value of unvested awards	R 24,045,000
Long Term Incentive Plan (LTIP) | Other Management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	2,099,263
Granted (in shares)	0
Vested, deemed settled (in shares)	510,922
Forfeited/ Lapsed (in shares)	635,904
Awards outstanding at end of year (in shares)	952,437	2,099,263
Fair value of granted awards	R 0
Fair value of vested/matched awards	101,852,000
Fair value of unvested awards	R 301,446,000
Co-investment Plan (CIP)
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	112,578	95,378	97,651
Granted (in shares)	0	80,809	112,105
Matched (in shares)	72,151	51,976	51,603
Forfeited/ Lapsed (in shares)	16,500	11,633	62,775
Awards outstanding at end of year (in shares)	23,927	112,578	95,378
Co-investment Plan (CIP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	112,578
Granted (in shares)	0
Matched (in shares)	72,151
Forfeited/ Lapsed (in shares)	16,500
Awards outstanding at end of year (in shares)	23,927	112,578
Fair value of granted awards	R 0
Fair value of vested/matched awards	14,344,000
Fair value of unvested awards	R 7,572,000
Co-investment Plan (CIP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	23,270
Granted (in shares)	0
Matched (in shares)	14,795
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	8,475	23,270
Fair value of granted awards	R 0
Fair value of vested/matched awards	3,004,000
Fair value of unvested awards	R 2,682,000
Co-investment Plan (CIP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	23,270
Granted (in shares)	0
Matched (in shares)	14,795
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	8,475	23,270
Fair value of granted awards	R 0
Fair value of vested/matched awards	3,004,000
Fair value of unvested awards	R 2,682,000
Co-investment Plan (CIP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	89,308
Granted (in shares)	0
Matched (in shares)	57,356
Forfeited/ Lapsed (in shares)	16,500
Awards outstanding at end of year (in shares)	15,452	89,308
Fair value of granted awards	R 0
Fair value of vested/matched awards	11,340,000
Fair value of unvested awards	R 4,890,000
Co-investment Plan (CIP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	949
Granted (in shares)	0
Matched (in shares)	949
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	949
Fair value of granted awards	R 0
Fair value of vested/matched awards	175,000
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	16,500
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	16,500
Awards outstanding at end of year (in shares)	0	16,500
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	16,788
Granted (in shares)	0
Matched (in shares)	10,198
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	6,590	16,788
Fair value of granted awards	R 0
Fair value of vested/matched awards	1,983,000
Fair value of unvested awards	R 2,086,000
Co-investment Plan (CIP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	15,370
Granted (in shares)	0
Matched (in shares)	15,370
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	15,370
Fair value of granted awards	R 0
Fair value of vested/matched awards	2,974,000
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	16,039
Granted (in shares)	0
Matched (in shares)	10,297
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	5,742	16,039
Fair value of granted awards	R 0
Fair value of vested/matched awards	2,104,000
Fair value of unvested awards	R 1,817,000
Co-investment Plan (CIP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	14,358
Granted (in shares)	0
Matched (in shares)	14,358
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	14,358
Fair value of granted awards	R 0
Fair value of vested/matched awards	2,855,000
Fair value of unvested awards	R 0
Co-investment Plan (CIP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	9,304
Granted (in shares)	0
Matched (in shares)	6,184
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	3,120	9,304
Fair value of granted awards	R 0
Fair value of vested/matched awards	1,249,000
Fair value of unvested awards	R 987,000
Co-investment Plan (CIP) | Other Management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Matched (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Share Sign On Incentive
Disclosure of transactions between related parties [line items]
Duration of business day volume to calculate weighted average per share price	5 days
Share Sign On Incentive | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	351,755
Granted (in shares)	64,951
Vested, deemed settled (in shares)	175,877
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	240,829	351,755
Fair value of granted awards	R 13,026,000
Fair value of vested/matched awards	38,545,000
Fair value of unvested awards	R 76,222,000
Share Sign On Incentive | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	351,755
Granted (in shares)	0
Vested, deemed settled (in shares)	175,877
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	175,878	351,755
Fair value of granted awards	R 0
Fair value of vested/matched awards	38,545,000
Fair value of unvested awards	R 55,665,000
Share Sign On Incentive | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	351,755
Granted (in shares)	0
Vested, deemed settled (in shares)	175,877
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	175,878	351,755
Fair value of granted awards	R 0
Fair value of vested/matched awards	38,545,000
Fair value of unvested awards	R 55,665,000
Share Sign On Incentive | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	64,951
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	64,951	0
Fair value of granted awards	R 13,026,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 20,557,000
Share Sign On Incentive | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	64,951
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	64,951	0
Fair value of granted awards	R 13,026,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 20,557,000
Share Sign On Incentive, Share Settled | PD Chenard
Disclosure of transactions between related parties [line items]
Vesting period	2 years
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Granted (in shares)	1,669,191
Vested, deemed settled (in shares)	14,623
Forfeited/ Lapsed (in shares)	55,208
Awards outstanding at end of year (in shares)	1,599,360
Fair value of granted awards	R 204.42
Vesting period	5 years
Deferred Share Plan (DSP) | Directors and Key Management Personnel
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	1,669,191
Vested, deemed settled (in shares)	14,623
Forfeited/ Lapsed (in shares)	55,208
Awards outstanding at end of year (in shares)	1,599,360	0
Fair value of granted awards	R 341,215,000
Fair value of vested/matched awards	4,269,000
Fair value of unvested awards	R 506,199,000
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	157,524
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	157,524	0
Fair value of granted awards	R 32,201,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 49,856,000
Deferred Share Plan (DSP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	67,742
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	67,742	0
Fair value of granted awards	R 13,848,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 21,440,000
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	89,782
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	89,782	0
Fair value of granted awards	R 18,353,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 28,416,000
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	571,163
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	571,163	0
Fair value of granted awards	R 116,756,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 180,775,000
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	19,196
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	19,196	0
Fair value of granted awards	R 3,924,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 6,076,000
Deferred Share Plan (DSP) | CE Carter
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	98,451
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	98,451	0
Fair value of granted awards	R 20,125,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 31,160,000
Deferred Share Plan (DSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	0
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	0	0
Fair value of granted awards	R 0
Fair value of vested/matched awards	0
Fair value of unvested awards	R 0
Deferred Share Plan (DSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	82,037
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	82,037	0
Fair value of granted awards	R 16,770,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 25,965,000
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	77,380
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	77,380	0
Fair value of granted awards	R 15,818,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 24,491,000
Deferred Share Plan (DSP) | DC Noko
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	67,548
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	67,548	0
Fair value of granted awards	R 13,808,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 21,379,000
Deferred Share Plan (DSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	24,006
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	24,006	0
Fair value of granted awards	R 4,907,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 7,598,000
Deferred Share Plan (DSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	67,712
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	67,712	0
Fair value of granted awards	R 13,842,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 21,431,000
Deferred Share Plan (DSP) | CB Sheppard
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	71,409
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	71,409	0
Fair value of granted awards	R 14,597,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 22,601,000
Deferred Share Plan (DSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	63,424
Vested, deemed settled (in shares)	0
Forfeited/ Lapsed (in shares)	0
Awards outstanding at end of year (in shares)	63,424	0
Fair value of granted awards	R 12,965,000
Fair value of vested/matched awards	0
Fair value of unvested awards	R 20,074,000
Deferred Share Plan (DSP) | Other Management
Disclosure of transactions between related parties [line items]
Awards outstanding at beginning of year (in shares)	0
Granted (in shares)	940,504
Vested, deemed settled (in shares)	14,623
Forfeited/ Lapsed (in shares)	55,208
Awards outstanding at end of year (in shares)	870,673	0
Fair value of granted awards	R 192,258,000
Fair value of vested/matched awards	4,269,000
Fair value of unvested awards	R 275,568,000